                  LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                     INSTITUTIONAL PRIME MONEY MARKET FUND

January 3, 2000

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional Prime Money Market Fund produced a total return of 5.14% for the fiscal year ended November 30, 1999, outperforming the 4.88% return of the Lipper Institutional Money Market Funds Average. In a changing interest rate environment, active management of the portfolio's average maturity, security selection, and careful liquidity management were the reasons for the fund's relative success during the period.

The fund maintained a stable $1.00 net asset value over the period while paying approximately $0.05 per share in dividends from ordinary income. The fund's total net assets were approximately $7.8 billion, while the net assets of the master portfolio, in which the fund invests, totaled approximately $15.4 billion on November 30, 1999, the end of the reporting period.

This report includes an interview with Mark Settles, the portfolio manager primarily responsible for the master portfolio. In this interview, Mark discusses events in the fixed income markets, portfolio performance, and his outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS ........ 1     GLOSSARY OF TERMS ................. 5

FUND PERFORMANCE .................. 2     FUND FACTS AND HIGHLIGHTS ......... 6

PORTFOLIO MANAGER Q&A ............. 3     FINANCIAL STATEMENTS .............. 8
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                         TOTAL RETURNS             AVERAGE ANNUAL TOTAL RETURNS
                                                    ---------------------     -----------------------------------
                                                    THREE      SIX            ONE        THREE     FIVE      TEN
AS OF NOVEMBER 30, 1999                             MONTHS     MONTHS         YEAR       YEARS     YEARS     YEARS*
-------------------------------------------------------------------------     -----------------------------------
J.P. Morgan Institutional Prime
    Money Market Fund                               1.33%      2.60%          5.14%      5.45%     5.55%     5.27%
Lipper Institutional Money Market
    Funds Average                                   1.27%      2.47%          4.88%      5.18%     5.31%     5.18%

AS OF SEPTEMBER 30, 1999
-------------------------------------------------------------------------     -----------------------------------
J.P. Morgan Institutional Prime
    Money Market Fund                               1.28%      2.50%          5.12%      5.44%     5.53%     5.32%
Lipper Institutional Money Market
    Funds Average                                   1.22%      2.37%          4.84%      5.18%     5.30%     5.23%

7/12/93 -- COMMENCEMENT OF OPERATIONS (ACTUAL AVERAGE ANNUAL RETURN SINCE INCEPTION IS 5.20%).

*CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE PERIOD PRIOR TO 7/12/93, J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND'S INCEPTION, REFLECTS THE PERFORMANCE OF J.P. MORGAN PRIME MONEY MARKET FUND, WHICH HAD A HIGHER EXPENSE RATIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with MARK SETTLES, vice president and member of the portfolio management team for the master portfolio, in which the fund invests. Mark joined Morgan in 1994. He spent five years trading dollar- and euro-denominated fixed income products in our New York and London offices before coming to J.P. Morgan Investment Management. Prior to joining Morgan, he was a foreign exchange trader at The First National Bank of Chicago and a teacher of government at The Paideia School in Atlanta, Georgia. Mark holds a B.A. in Economics from Columbia University and a Masters of Management from Northwestern University. This interview was conducted on December 15, 1999 and reflects Mark's views on that date.

WHAT HAPPENED IN THE U.S. MONEY MARKETS OVER PAST 12 MONTHS?

MS: The disinflationary forces in the global markets caused by last fall's economic crisis receded, allowing the Federal Reserve to focus on the prospect of unsustainable growth at home. The Fed raised rates three times this year - at its June, August, and November meetings - taking back all of last year's stimulus, and bringing the fed funds rate back up to 5.50%. Although inflation has remained benign and wage pressures are still subdued, the Fed has embarked on a path of incremental tightening in a proactive attempt to keep inflation at bay. At mid-year, when the Fed began tightening, credit and swap spreads both widened and the equity market tumbled. Since October, however, spreads have narrowed and the equity market has rebounded largely due to the vigilance of the Fed, and its adoption of a neutral stance. We expect to finish the year with higher yields due to the lingering probability of additional Fed action, global synchronized growth, and uncertainty about when the previous moves will begin to slow U.S. growth.

HOW DID THE PORTFOLIO PERFORM IN THIS ENVIRONMENT?

MS: When the Fed started tightening in June, we initiated a barbell strategy in the portfolio, meaning we invested at the very short end of the curve for liquidity while at the same time investing farther out the curve (though still less than 1-year) to capture higher yields. At the same time, our significant allocation to floating-rate notes also added to performance. These securities reset regularly (usually quarterly); therefore, we benefit in a rising rate environment. Because of the barbell structure in the portfolio and the floating-rate note allocation we did very well versus our peer group.

DO YOU HAVE ANY ADDITIONAL COMMENTS IN LIGHT OF Y2K BEING RIGHT AROUND THE
CORNER?

MS: In light of extensive preparation, Y2K fears have remained largely subdued. The Fed added liquidity through a currency facility, a bank loan facility (through the discount loan window), and a temporarily expanded repo facility. In addition to the accommodative actions of the Fed, the Treasury is issuing cash management bills over the year-end and Fannie Mae has instituted weekly 3- and 6-month auctions.

Another sign that Y2K anxiety is dispersing is the drop from 14% to 10% in the federal funds "turn" premium (turn is the yield you would require to invest on the last business day of the year with settlement on the first business day of the new year). This rate going down indicates that investors are less concerned about a Y2K upheaval. It may, in fact, prove to be an investment opportunity.

WHAT IS YOUR OUTLOOK GOING FORWARD? HOW ARE YOU POSITIONING THE PORTFOLIO IN LIGHT OF THIS?

MS: We expect the rising rate environment to continue, with a 25 basis point hike expected from the Fed at its February meeting. Eventually, these incremental steps will bring about the desired slowdown and "soft landing." We think that the current strength in oil prices will translate into increasing headline inflation, noticeable as early as the first quarter of 2000. Global growth will also continue its positive trend which will have implications down the road for U.S. assets as other countries' assets become more attractive on a relative value basis.

In the meantime, we will continue the barbell strategy to maintain liquidity while seeking to capture higher yields. We will be opportunistic over year-end.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Prime Money Market Fund seeks to provide current income, maintain a high level of liquidity, and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
7/12/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/99
$7,751,694,105

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/99
$15,425,709,973

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
MONTHLY

LONG-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/99

EXPENSE RATIO
The fund's current expense ratio of 0.20% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares or for wiring redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1999

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

FLOATING RATE NOTES 35.6%

COMMERCIAL PAPER - DOMESTIC 33.4%

CERTIFICATES OF DEPOSIT - FOREIGN 15.9%

REPURCHASE AGREEMENTS 5.3%

TIME DEPOSITS - FOREIGN 3.9%

TIME DEPOSITS - DOMESTIC 2.8%

COMMERCIAL PAPER - FOREIGN 1.7%

CERTIFICATES OF DEPOSIT - DOMESTIC 1.1%

TAXABLE MUNICIPALS 0.3%


AVERAGE 7-DAY CURRENT YIELD
5.58%*

AVERAGE MATURITY
48 days

*YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE AVERAGE 7-DAY CURRENT YIELD WOULD HAVE BEEN 5.49%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Prime Money Market Portfolio
  ("Portfolio"), at value                          $7,765,282,988
Receivable for Expense Reimbursements                     921,718
Prepaid Trustees' Fees                                      4,818
Prepaid Expenses and Other Assets                          18,365
                                                   --------------
    Total Assets                                    7,766,227,889
                                                   --------------
LIABILITIES
Dividends Payable to Shareholders                      13,387,906
Shareholder Servicing Fee Payable                         552,029
Administrative Services Fee Payable                       131,945
Administration Fee Payable                                  6,492
Fund Services Fee Payable                                   3,234
Accrued Expenses                                          452,178
                                                   --------------
    Total Liabilities                                  14,533,784
                                                   --------------
NET ASSETS
Applicable to 7,751,885,274 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $7,751,694,105
                                                   ==============
Net Asset Value, Offering and Redemption Price
  Per Share                                                 $1.00
                                                             ----
                                                             ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $7,751,960,312
Accumulated Net Realized Loss on Investment              (266,207)
                                                   --------------
    Net Assets                                     $7,751,694,105
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                       $267,733,452
Allocated Portfolio Expenses                                      (7,714,643)
                                                                ------------
    Net Investment Income Allocated from
      Portfolio                                                  260,018,809
FUND EXPENSES
Shareholder Servicing Fee                          $ 5,106,775
Administrative Services Fee                          1,307,329
Registration Fees                                      462,286
Fund Services Fee                                       93,287
Administration Fee                                      73,606
Trustees' Fees and Expenses                             38,774
Miscellaneous                                          142,572
                                                   -----------
    Total Fund Expenses                              7,224,629
Less: Reimbursement of Expenses                     (4,725,802)
                                                   -----------
NET FUND EXPENSES                                                  2,498,827
                                                                ------------
NET INVESTMENT INCOME                                            257,519,982
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                         (213,021)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $257,306,961
                                                                ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   NOVEMBER 30, 1999  NOVEMBER 30, 1998
                                                   -----------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    257,519,982   $    131,792,466
Net Realized Loss on Investment Allocated from
  Portfolio                                                (213,021)           (18,981)
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        257,306,961        131,773,485
                                                   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (257,246,232)      (131,715,350)
                                                   ----------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold     57,401,529,885     25,120,215,964
Reinvestment of Dividends                               134,875,274         76,006,341
Cost of Shares of Beneficial Interest Redeemed      (53,243,405,616)   (23,125,438,778)
                                                   ----------------   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             4,292,999,543      2,070,783,527
                                                   ----------------   ----------------
    Total Increase in Net Assets                      4,293,060,272      2,070,841,662
NET ASSETS
Beginning of Fiscal Year                              3,458,633,833      1,387,792,171
                                                   ----------------   ----------------
End of Fiscal Year                                 $  7,751,694,105   $  3,458,633,833
                                                   ================   ================

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each year are as follows:

                                                                   FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                           --------------------------------------------------------------------------------------
                                              1999            1998             1997                1996                1995
                                           ----------      ----------      ------------      ----------------    ----------------
NET ASSET VALUE, BEGINNING OF YEAR         $     1.00      $     1.00       $     1.00          $     1.00           $   1.00
                                           ----------      ----------       ----------          ----------           --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.0490          0.0547           0.0543              0.0529             0.0577
Net Realized Gain (Loss) on Investment        (0.0000)(a)     (0.0000)(a)      (0.0000)(a)          0.0001             0.0003
                                           ----------      ----------       ----------          ----------           --------
Total from Investment Operations               0.0490          0.0547           0.0543              0.0530             0.0580
                                           ----------      ----------       ----------          ----------           --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                         (0.0490)        (0.0547)         (0.0543)            (0.0529)           (0.0577)
Net Realized Gain                                  --              --          (0.0003)            (0.0003)                --
                                           ----------      ----------       ----------          ----------           --------
Total Distributions to Shareholders           (0.0490)        (0.0547)         (0.0546)            (0.0532)           (0.0577)
                                           ----------      ----------       ----------          ----------           --------

NET ASSET VALUE, END OF YEAR               $     1.00      $     1.00       $     1.00          $     1.00           $   1.00
                                           ==========      ==========       ==========          ==========           ========

RATIOS AND SUPPLEMENTAL DATA
Total Return                                     5.14%           5.61%            5.59%               5.46%              5.93%
Net Assets, End of Year (in thousands)     $7,751,694      $3,458,634       $1,387,792          $1,220,401           $999,746
Ratios to Average Net Assets
  Net Expenses                                   0.20%           0.20%            0.20%               0.20%              0.20%
  Net Investment Income                          5.04%           5.45%            5.42%               5.28%              5.77%
  Expenses without Reimbursement                 0.29%           0.31%            0.29%               0.31%              0.35%

------------------------
(a) Less than $0.0001.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Prime Money Market Fund (the "fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 12, 1993.

The fund invests all of its investable assets in The Prime Money Market Portfolio (the "portfolio"), a no-load diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (50% at November 30, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   f) For federal income tax purposes, the fund had a capital loss carryforward at November 30, 1999 of $266,207, of which $34,205 expires in the year 2005, $18,981 expires in the year 2006 and $213,021 in the year 2007. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1999, the fee for these services amounted to $73,606.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net asets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1999, the fee for these services amounted to $1,307,329.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.20% of the average daily net assets of the fund. For the fiscal year ended November 30, 1999, J.P. Morgan has agreed to reimburse the fund $4,725,802 for expenses under this agreement. This reimbursement arrangement can be changed or termininated at any time after February 28, 2001, at the option of J.P. Morgan.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the fiscal year ended November 30, 1999, the fee for these services amounted to $5,106,775.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $93,287 for the fiscal year ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $17,700.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional Prime Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Prime Money Market Fund (one of the series constituting part of J.P. Morgan Institutional Funds, hereafter referred to as the "fund") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 14, 2000

The Prime Money Market Portfolio

Annual Report November 30, 1999

(The following pages should be read in conjunction with J.P. Morgan Institutional Prime Money Market Fund
Annual Financial Statements)

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                YIELD TO
       AMOUNT                                                                                  MATURITY/
   (IN THOUSANDS)                 SECURITY DESCRIPTION                 MATURITY DATES            RATE             VALUE
---------------------    --------------------------------------    -----------------------    -----------    ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.1%)
      $171,000           Nationsbank Corp., (Series 1).........               01/05/00              5.000%   $   170,996,836
                                                                                                             ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (16.0%)
       200,000           Abbey National PLC, (MTN, Series
                           1A).................................               05/11/00              5.220        199,957,288
        50,000           Bank of Nova Scotia...................               02/25/00              5.160         49,994,327
        50,000           Barclays Bank PLC.....................               01/10/00              4.980         49,996,830
       325,000           Bayerische Hypo Vereinsbank...........      02/22/00-04/25/00        5.130-5.150        324,953,011
       452,000           Bayerische Landesbank.................      08/04/00-10/02/00        5.875-5.930        451,530,943
       100,000           Canadian Imperial Bank................               02/07/00              5.010         99,994,610
       124,500           Commerzbank...........................      01/10/00-02/08/00        5.050-5.010        124,493,949
       375,000           Deutsche Bank.........................       01/11/00-12/1/00        4.970-6.190        374,826,960
        75,000           Dresdner Bank.........................               01/07/00              6.350         75,000,000
       100,000           Norddeutsche Landesbank Girozentra....               02/18/00              5.090         99,991,657
        75,000           Rabobank Nederland....................               01/10/00              4.980         74,995,245
       500,000           Union Bank of Switzerland.............      01/13/00-07/03/00        5.080-5.760        499,915,330
        50,000           Westdeutsche Landesbank Girozentra....               01/26/00              6.030         50,000,000
                                                                                                             ---------------
                             TOTAL CERTIFICATES OF DEPOSIT --
                               FOREIGN.........................                                                2,475,650,150
                                                                                                             ---------------
COMMERCIAL PAPER -- DOMESTIC (33.8%)
       675,847           Alpine Securitization Corp............      12/14/99-02/29/00        5.490-6.753        670,005,360
       397,450           Aspen Funding Corp....................      12/01/99-01/19/00        5.490-6.430        396,989,569
       230,000           Asset Securitization Corp.............      12/03/99-01/28/00        5.597-6.446        228,259,425
       106,643           Associates Corp.......................               12/01/99              5.600        106,643,000
       250,000           Associates First Capital Corp.........               12/01/99              5.600        250,000,000
        50,000           BankAmerica Corp......................               01/25/00              6.442         49,546,250
        65,750           Bavaria Trust Corp....................               03/17/00              6.140         64,591,138
        83,000           BBL North America Funding Corp........      12/07/99-01/21/00        5.608-6.438         82,360,878
       440,000           Citibank Capital Markets Corp.........      12/07/99-02/10/00        5.608-6.435        436,146,951
       417,000           CXC, Inc..............................      12/02/99-02/22/00        5.597-6.442        414,582,981
       188,846           Enterprise Funding Corp...............      12/02/99-12/15/99        5.598-5.667        188,601,374
       100,000           General Electric Capital Corp.........               02/23/00              6.156         98,665,334
        43,562           General Electric Co...................               12/01/99              5.600         43,562,000
       451,000           General Motors Acceptance Corp........      02/16/00-03/17/00        6.140-6.149        444,255,887
        59,905           Gillette Co...........................               12/01/99              5.600         59,905,000
       117,763           Monte Rosa Capital Corp...............      12/07/99-01/18/00        5.608-6.434        117,174,099
       555,150           Newport Funding Corp..................    12/01/1999-02/04/00        5.600-6.436        553,917,258
        10,598           Parthenon Receivable Funding LLC......               01/26/00              6.443         10,499,580
       386,557           Receivable Capital Corp...............      12/01/99-01/27/00        5.600-6.445        384,195,040

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                SECURITY DESCRIPTION                  MATURITY DATES            RATE            VALUE
---------------------    --------------------------------------    -----------------------    -----------    ---------------
COMMERCIAL PAPER -- DOMESTIC (CONTINUED)
      $263,700           Trident Capital, Inc..................      12/10/99-01/21/00        5.490-6.112%   $   262,760,038
       346,848           Windmill Funding Corp.................      12/01/99-02/01/00        5.489-6.443        345,404,975
                                                                                                             ---------------
                             TOTAL COMMERCIAL PAPER --
                               DOMESTIC........................                                                5,208,066,137
                                                                                                             ---------------
COMMERCIAL PAPER -- FOREIGN (1.8%)
       150,000           CS First Boston, Inc..................      02/11/00-02/16/00        6.149-6.183        148,179,444
       123,516           France Telecommunication..............      01/27/00-02/10/00        6.202-6.445        122,187,091
                                                                                                             ---------------
                             TOTAL COMMERCIAL PAPER --
                               FOREIGN.........................                                                  270,366,535
                                                                                                             ---------------
FLOATING RATE NOTES (35.9%) (V)
       200,000           American Express Centurion Bank, (due
                           06/12/00)...........................               12/13/99(a)           5.720        200,000,000
        25,000           AT&T Capital Corp., (due 06/14/00)....               12/14/99(a)           6.963         25,187,833
        16,500           AT&T Capital Corp., (Series G, due
                           12/01/00)...........................               01/07/00(a)           6.830         16,610,037
       150,000           Bankers Trust Co., (due 04/14/00).....               01/14/00(a)           6.149        149,972,889
        98,000           Bayerische Hypo Vereinsbank, (due
                           05/15/00)...........................               12/15/99(a)           5.348         97,970,708
        62,000           CIT Group, Inc........................               01/14/00              6.149         61,998,052
       200,000           CIT Group, Inc........................               02/14/00              5.750        199,977,604
        50,000           CIT Group, Inc., (due 03/14/00).......               12/14/99(a)           5.650         49,995,962
       175,000           CIT Group, Inc., (MTN, due
                           08/14/00)...........................               02/15/00(a)           5.750        174,880,230
       228,000           Citicorp, (due 08/02/00)..............               12/02/99(a)           5.439        228,000,000
        22,500           Citigroup, Inc........................               02/03/00              6.261         22,505,344
       125,000           Comerica Bank, (due 01/20/00).........               12/20/99(a)           5.533        124,993,150
       100,000           Comerica Bank, (due 02/14/00).........               12/14/99(a)           5.383         99,994,932
       148,500           Comerica Bank, (due 03/22/00).........               02/22/00(a)           5.650        148,482,860
       266,000           Commerzbank...........................     02/11/00- 02/23/00        5.650-5.655        265,980,578
       100,000           Crestar Bank, (due 03/01/00)..........               02/03/00(a)           5.740         99,997,934
       401,000           CS First Boston, Inc. LINCS, (Series
                           1998-3, due 02/15/00)...............               12/11/99(a)           5.478        401,000,000
       350,000           CS First Boston, Inc. LINCS, (Series
                           1998-4, Class 1, due 02/18/00)
                           (144A)..............................               12/17/00(a)           5.493        349,998,388
       375,000           CS First Boston, Inc SPARCS, (Series
                           1999, Class 4, due 01/24/00)........               01/23/00(a)           6.220        375,000,000
       200,000           Deutsche Bank.........................               02/11/00              5.660        199,988,560
       350,000           First Union National Bank, (due
                           03/10/00)...........................               02/17/00(a)           6.015        349,991,964
       163,000           Fleet Financial Group, (MTN, Series N,
                           due 07/28/00).......................               01/28/00(a)           6.274        163,105,519
        25,000           General Electric Capital Corp., (due
                           04/13/00)...........................               01/13/00(a)           6.124         25,000,000
       200,000           General Electric Capital Corp., (due
                           05/03/00)...........................               02/03/00(a)           6.111        200,000,000
        75,000           Key Bank NA, (due 09/07/00)...........               12/07/99(a)           5.551         75,025,852
       180,000           Key Bank NA, (due 05/19/00)...........               12/20/99(a)           5.693        179,982,298

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                SECURITY DESCRIPTION                  MATURITY DATES            RATE            VALUE
---------------------    --------------------------------------    -----------------------    -----------    ---------------
FLOATING RATE NOTES (CONTINUED)
      $220,000           Lehman RACERS 1998-MM-7-1, (due
                           08/11/00) (144A)....................               12/18/99(a)           5.509%   $   220,000,000
       292,000           Lehman RACERS 1999-25-MM-MBS, (due
                           09/06/00) (144A)....................               12/06/99(a)           5.485        292,000,000
        25,497           Merrill Lynch STEERS, (Series 1998,
                           Class A, due 01/15/00)..............               12/15/99(a)           5.538         25,497,358
       200,000           National City Bank, (due 03/10/00)....               12/10/99(a)           5.640        199,970,484
       110,000           National City Bank....................               02/10/00              5.650        109,989,515
       248,500           Royal Bank of Canada..................               02/17/00              5.645        248,476,532
       138,000           Southtrust Bank NA, (due 05/17/00)....               02/17/00(a)           5.640        137,942,207
        21,000           Wells Fargo Co., (Series J, MTN, due
                           03/10/00)...........................               12/10/99(a)           5.409         20,996,508
                                                                                                             ---------------
                             TOTAL FLOATING RATE NOTES.........                                                5,540,513,298
                                                                                                             ---------------
REPURCHASE AGREEMENT (5.3%)
       820,000           Goldman Sachs Repurchase Agreement,
                           proceeds $820,128,694
                           (collateralized by $284,525,780
                           Federal Home Loan Mortgage Corp.,
                           5.500%-16.000% due
                           12/15/99-11/01/29, valued at
                           $28,464,638; $1,116,667,088 Federal
                           National Mortgage Association,
                           5.500%-12.500% due 12/25/99-12/01/29
                           valued at $807,935,363).............               12/01/99              5.650        820,000,000
                                                                                                             ---------------
TAXABLE MUNICIPALS (0.3%) (V)
        41,145           Sacramento County, (Series A, due
                           08/15/14), MBIA Insured.............               02/13/00(a)           6.220         41,142,249
         6,200           Wake Forest University, (Series 1997,
                           due 07/01/17), LOC-Wachovia Bank....               12/01/99(a)           5.590          6,200,000
                                                                                                             ---------------
                             TOTAL TAXABLE MUNICIPALS..........                                                   47,342,249
                                                                                                             ---------------
TIME DEPOSITS -- DOMESTIC (2.8%)
       436,639           Suntrust Bank Cayman..................               12/01/99        5.438-5.563        436,639,000
                                                                                                             ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                SECURITY DESCRIPTION                  MATURITY DATES            RATE            VALUE
---------------------    --------------------------------------    -----------------------    -----------    ---------------
TIME DEPOSITS -- FOREIGN (4.0%)
      $150,000           Bank of Montreal......................               12/01/99              5.500%   $   150,000,000
       356,529           Chase Nassau..........................               12/01/99        5.500-5.625        356,529,000
       100,000           Dresdner Bank Grand Cayman............               12/01/99              5.500        100,000,000
                                                                                                             ---------------
                             TOTAL TIME DEPOSITS -- FOREIGN....                                                  606,529,000
                                                                                                             ---------------
                         TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (101.0%)..........................     15,576,103,205
                         OTHERS LIABILITIES IN EXCESS OF ASSETS (-1.0%)..................................       (150,393,232)
                                                                                                             ---------------
                         NET ASSETS (100.0%).............................................................    $15,425,709,973
                                                                                                             ===============

------------------------------
(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v)Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A - Securities restricted for resale to Qualified Institutional Buyers.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corp.

MTN - Medium Term Note.

RACERS - Restructured Asset Certificates.

SPARCS - Structured Product Asset Return.

STEERS - Structured Enhanced Return Trust.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $15,576,103,205
Cash                                                         1,160
Interest Receivable                                    101,273,087
Prepaid Trustees' Fees                                       7,258
Prepaid Expenses and Other Assets                           45,489
                                                   ---------------
    Total Assets                                    15,677,430,199
                                                   ---------------
LIABILITIES
Payable for Investments Purchased                      249,832,729
Advisory Fee Payable                                     1,252,710
Administrative Services Fee Payable                        285,605
Fund Services Fee Payable                                    7,663
Accrued Expenses                                           341,519
                                                   ---------------
    Total Liabilities                                  251,720,226
                                                   ---------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $15,425,709,973
                                                   ===============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $638,947,545
EXPENSES
Advisory Fee                                       $13,226,942
Administrative Services Fee                          3,127,566
Custodian Fees and Expenses                          1,467,725
Fund Services Fee                                      228,328
Administration Fee                                     147,749
Trustees' Fees and Expenses                             93,415
Miscellaneous                                          159,724
                                                   -----------
    Total Expenses                                                18,451,449
                                                                ------------
NET INVESTMENT INCOME                                            620,496,096
NET REALIZED LOSS ON INVESTMENTS                                    (502,599)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $619,993,497
                                                                ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   NOVEMBER 30, 1999  NOVEMBER 30, 1998
                                                   -----------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     620,496,096  $    339,699,391
Net Realized Loss on Investments                            (502,599)          (55,967)
                                                   -----------------  ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         619,993,497       339,643,424
                                                   -----------------  ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        108,543,399,809    48,705,487,837
Withdrawals                                         (101,517,907,239)  (45,584,553,162)
                                                   -----------------  ----------------
    Net Increase from Investors' Transactions          7,025,492,570     3,120,934,675
                                                   -----------------  ----------------
    Total Increase in Net Assets                       7,645,486,067     3,460,578,099
NET ASSETS
Beginning of Fiscal Year                               7,780,223,906     4,319,645,807
                                                   -----------------  ----------------
End of Fiscal Year                                 $  15,425,709,973  $  7,780,223,906
                                                   =================  ================

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                                   --------------------------------------
                                                    1999    1998    1997    1996    1995
                                                   ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                      0.15%   0.17%   0.18%   0.19%   0.19%
  Net Investment Income                             5.07%   5.48%   5.43%   5.29%   5.77%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      agreement, the portfolio pays JPMIM at an annual rate of 0.20 % of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1999 such fees amounted to $13,226,942.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1999, the fee for these services amounted to $147,749.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1999, the fee for these services amounted to $3,127,566.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $228,328 for the fiscal year ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $43,400.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "portfolio") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 14, 2000

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND:
        INSTITUTIONAL SHARES

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:
        INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM- FUND: INSTITUTIONAL SHARES

     MARKET NEUTRAL FUND: INSTITUTIONAL SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN
FUNDS SERVICES AT
(800)766-7722.
IM0874-I



J.P. MORGAN
INSTITUTIONAL
PRIME MONEY
MARKET FUND




ANNUAL REPORT
NOVEMBER 30, 1999